STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

December 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.2%
Asset-Backed Certificates - .0%
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2, 1 Month LIBOR +.11%	0.26	1/25/2037	54,999	[a]	54,544
Asset-Backed Ctfs./Auto Receivables - 1.9%
Capital Auto Receivables Asset Trust, Ser. 2018-1, Cl. A4	2.93	6/20/2022	741,128	[b]	745,399
Enterprise Fleet Financing, Ser. 2018-1, Cl. A2	2.87	10/20/2023	123,569	[b]	124,082
Ford Credit Floorplan Master Owner Trust A, Ser. 2018-1, Cl. A1	2.95	5/15/2023	1,000,000		1,010,178
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A3	3.23	5/10/2022	265,980	[b]	266,960
				2,146,619
Banks - 1.9%
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	1,000,000		1,038,988
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	1,000,000		1,085,720
				2,124,708
Health Care - 3.4%
SSM Health Care Corp., Sr. Unscd. Notes, Ser. 2018	3.69	6/1/2023	3,645,000		3,894,846
Total Bonds and Notes (cost $7,832,963)			8,220,717

Long-Term Municipal Investments - 91.5%
Arizona - 1.6%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	4.80	7/1/2028	1,600,000	[b]	1,801,552
Arkansas - 1.8%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2025	1,835,000		2,108,819
California - 2.6%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2027	1,100,000		1,190,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 91.5% (continued)
California - 2.6% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	525,000	[b] 601,146
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2028	985,000	1,148,963
				2,940,166
Colorado - 2.2%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2029	1,000,000	1,301,950
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,000,000	1,170,330
				2,472,280
Connecticut - 1.5%
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	1,000,000	1,146,840
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2026	500,000	581,465
				1,728,305
Florida - 4.4%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. B2	3.00	11/15/2023	1,250,000	1,250,412
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2026	1,000,000	1,201,620
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,125,220
Reedy Creek Improvement District, GO, Refunding, Ser. A	1.87	6/1/2026	1,435,000	1,503,679
				5,080,931
Georgia - 6.0%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,221,520
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2030	1,145,000	1,458,238
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.85	9/1/2023	1,000,000	[a] 1,001,930
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	1,750,000	2,056,180

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 91.5% (continued)
Georgia - 6.0% (continued)
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2029	1,000,000	1,129,450
				6,867,318
Hawaii - 2.1%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,283,700
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,090,000	1,181,854
				2,465,554
Illinois - 14.7%
Chicago Il Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,116,550
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000	1,159,860
Chicago Il Waterworks, Revenue Bonds (2nd LIEN Project)	5.00	11/1/2026	1,000,000	1,156,520
Chicago O'Hare International Airport, Revenue Bonds	5.25	1/1/2024	1,000,000	1,067,970
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	750,000	884,587
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2028	1,000,000	1,093,610
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000	1,234,320
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2035	1,100,000	1,277,111
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2026	1,000,000	1,183,160
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2031	1,000,000	1,203,480
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2027	1,000,000	1,214,400
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	1,000,000	1,042,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 91.5% (continued)
Illinois - 14.7% (continued)
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	5.00	4/1/2027	550,000	676,110
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	750,000	948,787
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. C	5.00	4/1/2025	1,450,000	1,496,139
				16,755,064
Iowa - .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	665,000	681,173
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	625,000	625,800
Kentucky - 1.1%
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	1,237,070
Maryland - 3.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2032	1,000,000	1,241,360
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2028	2,000,000	2,483,740
				3,725,100
Massachusetts - 4.0%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,000,000	1,238,590
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,000,000	1,215,880
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,200,000	1,459,056
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	500,000	630,295
				4,543,821

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 91.5% (continued)
Michigan - 1.0%
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000		1,147,010
Minnesota - .8%
Duluth Independent School District No. 709, COP, Refunding, Ser. B	5.00	2/1/2024	800,000		903,040
Missouri - 1.1%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2027	1,000,000		1,228,430
Multi-State - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,220,000	[b]	1,380,662
New Jersey - 5.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal Project)	5.00	10/1/2023	1,000,000		1,096,660
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2026	1,000,000		1,160,260
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2024	1,000,000		1,164,990
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2029	1,120,000		1,401,546
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2032	500,000		662,990
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	735,000		755,499
				6,241,945
New York - 8.3%
New York City, GO, Ser. C	5.00	8/1/2032	400,000		540,988
New York City, GO, Ser. D2	3.86	12/1/2028	2,000,000		2,371,700
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000		1,305,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 91.5% (continued)
New York - 8.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2027	800,000	[b]	981,840
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. B	2.67	3/15/2023	1,000,000		1,044,980
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	1,000,000	[b]	1,030,480
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	1,000,000		1,215,400
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2022	1,000,000		1,044,940
				9,535,358
Oklahoma - .9%
Oklahoma Development Finance Authority, Revenue Bonds	1.63	7/6/2023	1,000,000		1,001,260
Oregon - .6%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2029	500,000		660,505
Pennsylvania - 12.3%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2028	1,000,000		1,292,060
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,500,000		1,660,215
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000		1,163,470
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	500,000		649,100
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,000,000		1,017,010
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2033	1,000,000		1,249,480
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2029	1,000,000		1,204,580
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000		1,251,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 91.5% (continued)
Pennsylvania - 12.3% (continued)
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2030	750,000	1,006,275
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2026	600,000	745,092
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	500,000	673,435
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2024	705,000	830,582
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	1,000,000	1,254,480
				13,997,559
Rhode Island - 2.3%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2025	1,250,000	1,496,300
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	1,000,000	1,170,440
				2,666,740
Tennessee - 2.4%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,120,000	1,376,077
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	1,250,000	1,345,062
				2,721,139
Texas - 6.2%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2027	1,250,000	1,504,937
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	1,175,000	1,378,310
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	1,000,000	1,163,900
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	750,000	837,608
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2027	1,000,000	1,176,230
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b] 1,063,360
				7,124,345
Virginia - .9%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,000,000	1,038,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 91.5% (continued)
Washington - 1.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2027	1,000,000	1,232,000
Spokane Water & Wastewater, Revenue Bonds (Green Bond)	4.00	12/1/2031	500,000	569,815
				1,801,815
Total Long-Term Municipal Investments (cost $97,566,191)			104,481,521
Total Investments (cost $105,399,154)			98.7%	112,702,238
Cash and Receivables (Net)			1.3%	1,433,542
Net Assets			100.0%	114,135,780

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $7,995,481 or 7.01% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	2,201,163	-	2,201,163
Corporate Bonds	-	6,019,554	-	6,019,554
Municipal Securities	-	104,481,521	-	104,481,521

†  See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2020, accumulated net unrealized appreciation on investments was $7,303,084, consisting of $7,303,084 gross unrealized appreciation and $11,071 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.